Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,128,787	4,016,832	5,906,957

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	133,524,129	135,077,790

Basic earnings per Class A and Class B ordinary shares	16.09	30.08	43.73
Diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,128,787	4,016,832	5,906,957
Diluted earnings per share:
Interest expenses from Convertible Senior Notes	57,293	9,062	—
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	2,186,080	4,025,894	5,906,957

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	133,524,129	135,077,790
Dilutive employee share options and non-vested ordinary shares	1,562,347	1,289,127	2,958,220
Dilutive convertible senior notes	6,255,106	1,268,159	—

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	140,083,610	136,081,415	138,036,010

Diluted earnings per Class A and Class B ordinary shares	15.61	29.58	42.79